Average Annual Total Returns - iShares iBonds Dec 2022 Term Corporate ETF	Mar. 01, 2021
Bloomberg Barclays December 2022 Maturity Corporate Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return:
1 Year	3.50%
5 Years	4.17%
Since Inception	3.43%
iShares iBonds Dec 2022 Term Corporate ETF
Average Annual Return:
1 Year	3.45%
5 Years	4.03%
Since Inception	3.33%
Inception Date	Mar. 10, 2015
iShares iBonds Dec 2022 Term Corporate ETF | After Taxes on Distributions
Average Annual Return:
1 Year	2.47%	[1]
5 Years	2.85%	[1]
Since Inception	2.14%	[1]
iShares iBonds Dec 2022 Term Corporate ETF | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.03%	[1]
5 Years	2.57%	[1]
Since Inception	2.02%	[1]

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.